INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income

b.Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2018	2019

Domestic	$(53,432)	$(50,679)	$(85,369)
Foreign	(1,518)	16,766	1,553

Loss before taxes on income	$(54,950)	$(33,913)	$(83,816)

Schedule of Deferred Income Taxes

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2019
Deferred tax assets:

Net operating loss carryforward	$45,314	$34,400
Capital losses carry-forwards	53	59
Operating lease tax assets		11,376
Research and development expenses	1,901	4,011
Depreciation difference	1,680	2,074
Accrued employees costs	2,176	3,057
Tax advances	-	3,353
Intra-entity intellectual property transfer(1)	-	3,516
Other	964	468

Deferred tax assets, net before valuation allowance	52,088	62,314

Valuation allowance	(44,607)	(45,465)

Deferred tax asset, net	$7,481	$16,849

Deferred tax liabilities:

Property and equipment	$306	$322
Operating lease tax liabilities		11,376
Acquired Intangible assets	5,556	1,945
Share-based compensation	467	1,305
Other	171	209

Deferred tax liabilities	$6,500	$15,157

Deferred taxes are included in the consolidated balance sheets, as follows:

Long-term receivables	$1,583	$14,730

Long-term liabilities	$602	$13,036

(1)During 2019, the Company completed an intra-entity transfer from US to Israel of certain intangible property (“IP”) rights associated with a subsidiary’s technology platform. This transfer resulted in an income tax expense for US tax purposes of approximately $15,000. As a result of the IP transfer, the Company utilized NOLs and consequently released the valuation allowance.

Schedule of Income Taxes

d.Income taxes are comprised as follows:

	Year ended December 31,
	2017	2018	2019

Current	$4,042	$4,188	$3,309
Deferred	(2,719)	(981)	(711)

	$1,323	$3,207	$2,598

Domestic	$578	$1,140	$(1,981)
Foreign	745	2,067	4,579

	$1,323	$3,207	$2,598

Reconciliation of Effective Tax Rate to Statutory Rate

e.A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2017	2018	2019

Loss before taxes on income	$(54,950)	$(33,913)	$(83,816)

Statutory tax rate	24%	23%	23%

Theoretical income tax expense	(13,188)	(7,800)	(19,278)

Change in valuation allowance	2,122	(1,925)	(1,821)
Non-deductible option expenses	8,528	12,609	20,882
Non-deductible expenses	1,263	824	728
Tax adjustment in respect of different tax rate of foreign subsidiary	(1,679)	(1,627)	2,894
Rate change impact	3,099	(174)	(90)
Intra-entity intellectual property transfer	-	-	196
Foreign tax	881	1,182	102
Other	297	118	(1,015)

Income tax expense	$1,323	$3,207	$2,598

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2017	2018	2019

Opening balance	$1,098	$1,378	$334
Increases (decrease) related to previous and current year tax positions	280	(1,044)	1,696

Closing balance	$1,378	$334	$2,030